Business Combination (Tables)	12 Months Ended
Dec. 31, 2024
Reverse Recapitalization [Abstract]
Schedule of Reverse Recapitalization

The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of stockholders’ equity (deficit) for the year ended December 31, 2024:

Cash proceeds from recapitalization	$276,210
Add: accrued interest receivable	44
Add: advance to Legacy Oklo	1,830
Add: prepaid expenses	4
Less: transaction costs and advisor fees paid	(14,662)
Less: advisor fees for Earnout Shares	(1,906)
Cash and other assets acquired from the Business Combination	261,520
Less: accounts payable	(12)
Less: accrued expenses	(45)
Less: excise tax payable	(2,159)
Less: income taxes payable	(349)
Net assets from the Business Combination recorded on the consolidated stockholders’ equity (deficit)	$258,955

The total number of shares of the Company’s Class A common stock outstanding immediately following the Closing of the Business Combination consisted of the following:

Class A Common Stock (1)
Legacy Oklo stockholders (2)	78,996,459
Sponsor stockholders (as defined in Note 11) (3)	13,950,000
AltC public stockholders (as defined in Note 11) (4)	29,149,811
Total AltC stockholders	43,099,811
Total Class A common stock	122,096,270
(1)	The table does not include the 15,000,000 shares underlying the Earnout Shares and 10,432,749 shares underlying the Legacy Oklo options.
(2)	The table includes 70,588,565 shares issued to Legacy Oklo stockholders (consisting of (i) 39,923,611 shares issued to Legacy Oklo Preferred stockholders (for further details see Note 10) and 28,921,953 shares issued to Legacy Oklo common stockholders as of January 1, 2023 (determined by taking the 4,771,025 shares of Legacy Oklo outstanding common stock multiplied by the Exchange Ratio of 6.062), together totaling 68,845,564 shares that represent the retroactive application of the recapitalization), (ii) 1,345,625 shares issued to holders of Legacy Oklo options upon the exercise of options from January 1, 2024 through May 9,
2024 and (iii) 397,376 shares issued to holders of Legacy Oklo options upon the exercise of options during the year ended December 31, 2023), and 8,407,894 shares issued upon conversion of the Legacy Oklo SAFEs (for further details see Note 7) outstanding immediately before the Business Combination, together the 70,588,565 and 8,407,894 totaling 78,996,459.
(3)	The table includes 12,500,000 shares issued to the Sponsor representing the Founder Shares that will vest and no longer be subject to forfeiture pursuant to the applicable Vesting Triggering Event and 1,450,000 shares issued in exchange for AltC private placement shares held by the Sponsor pursuant to the Sponsor Agreement.
(4)	The AltC public stockholders represent the Class A common stock subject to redemption held by the AltC stockholders immediately before the Closing (for further details see Note 11).

In connection with and prior to the Business Combination, the Company and the SAFE investors amended the SAFEs to convert in connection with the consummation of the Business Combination, all of which converted at the Closing as follows:

	Outstanding
	Principal	Legacy Oklo
	Balance	Price Per	Legacy Oklo		Class A Common
	of SAFEs	Share Upon	Common	Exchange	Stock Issued at
Legacy Oklo SAFEs	Before Closing	Conversion	Stock Issuable	Ratio	Closing (1)
Valuation cap of $300,000,000	$13,995	$22.445945	623,487	6.062	3,779,578
Valuation cap of $500,000,000	28,562	37.409909	763,496	6.062	4,628,316
Total	$42,557		1,386,983		8,407,894
(1)	For further details, refer to Note 3.